Note 6 - Other Receivables	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Other Receivables [Text Block]
Note
6
– Other Receivables

	January 31, 2017	January 31, 2016
Net working capital adjustments receivable from acquisitions	565	193
Other receivables	3,144	2,938
	3,709	3,131

Other receivables include receivables related to sales and use taxes, income taxes and non-trade receivables. At
January
31,
2017,
$0.6
million
($0.2
million as at
January
31,
2016)
of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.